LEASE EXIT COSTS AND PROPERTIES HELD FOR SALE - Narrative (Details) $ in Millions	3 Months Ended		12 Months Ended
	Nov. 30, 2019 USD ($)	Sep. 07, 2019 transaction	Feb. 23, 2019 USD ($) facility transaction store	Feb. 24, 2018 USD ($) store
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of closed stores | store			55	26
Number of sale leaseback transactions | transaction		3	3
Aggregate purchase price, exclusive of closing costs			$ 950.0	$ 962.0
Annual rental payment increase period one			15 years	1 year
Annual rental payment increase period two			20 years	5 years
Annual rental payment			$ 55.0	$ 65.0
Deferred gain from sale leaseback	$ 463.6		$ 362.5
Number of properties sold and leaseback | store				94
Lease term of sale-leaseback				20 years
Renewal lease term options for sale leaseback transaction				5 years
Sale leaseback transaction, number of qualifying stores | store				80
Gross deferred gain on sale leaseback				$ 360.1
Sale leaseback transaction, number of stores not qualifying | store				14
Financing liability				$ 133.4
Minimum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Annual rent increases			1.50%
Lease term of sale-leaseback	15 years
Maximum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Annual rent increases			1.75%
Lease term of sale-leaseback	20 years
Distribution centers
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of distribution centers sold | facility			7